UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Seven Post Investment Office LP
Address: One Montgomery Street, 31st Floor
         San Francisco, CA  94104-4505

13F File Number:  028-15323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eldridge Gray
Title:     Managing Director
Phone:     415-341-9200

Signature, Place, and Date of Signing:

 /s/  Eldridge Gray     San Francisco, CA     May 09, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    5

Form 13F Information Table Value Total:    $164,151 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES TR                     MSCI EAFE INDEX  464287465     1555    26365 SH       Sole                    26365
SPDR S&P 500 ETF TR            TR UNIT          78462f103     6126    39102 SH       Sole                    37399              1703
VANGUARD INTL EQUITY INDEX F   FTSE EMR MKT ETF 922042858   143284  3340339 SH       Sole                  3313778             26561
VANGUARD INTL EQUITY INDEX F   TT WRLD ST ETF   922042742     2354    45032 SH       Sole                    28232             16800
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858    10832   297346 SH       Sole                   287634              9712